Segment Information_Operating Revenues From External Customers For Each Service(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	₩ 12,492,642	₩ 11,431,851	₩ 10,859,687
Banking service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	7,550,348	6,946,626	6,579,169
Securities service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	1,448,409	1,113,200	997,898
Non-life insurance service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	1,027,269	1,185,600	1,183,394
Credit card service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	1,538,230	1,470,910	1,524,695
Life insurance service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	237,416	107,404	113,238
Other service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	₩ 690,970	₩ 608,111	₩ 461,293